American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
October 31, 2021

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 58.3%
Diversified Bond Fund Investor Class	9,833,619	109,153,172
Inflation-Adjusted Bond Fund Investor Class	4,059,539	53,423,530
NT High Income Fund Investor Class	1,068,640	10,675,712
Short Duration Fund Investor Class	6,618,451	69,162,817
Short Duration Inflation Protection Bond Fund Investor Class	6,207,370	69,708,768
		312,123,999
Domestic Equity Funds — 25.6%
Equity Growth Fund Investor Class	316,510	12,362,887
Focused Large Cap Value Fund Investor Class	2,788,747	34,998,775
Growth Fund Investor Class	148,988	8,675,544
Heritage Fund Investor Class	234,639	7,039,182
Mid Cap Value Fund Investor Class	1,150,017	23,103,839
NT Disciplined Growth Fund Investor Class	468,516	8,363,008
Real Estate Fund Investor Class	238,849	8,216,400
Small Cap Growth Fund Investor Class	197,056	5,383,575
Small Cap Value Fund Investor Class	470,766	5,362,022
Sustainable Equity Fund Investor Class	490,043	23,551,467
		137,056,699
International Fixed Income Funds — 16.1%
Emerging Markets Debt Fund Investor Class	742,504	7,781,439
Global Bond Fund Investor Class	4,033,630	42,070,756
International Bond Fund Investor Class	2,742,785	36,424,179
		86,276,374
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $449,425,256)		535,457,072
OTHER ASSETS AND LIABILITIES†		(201)
TOTAL NET ASSETS — 100.0%		$535,456,871

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$107,797	$3,261	$462	$(1,443)	$109,153	9,834	$(11)	$373
Inflation-Adjusted Bond Fund	52,965	387	172	243	53,423	4,060	1	—
NT High Income Fund	10,634	127	—	(85)	10,676	1,069	—	127
Short Duration Fund	68,111	1,361	46	(263)	69,163	6,618	—	228
Short Duration Inflation Protection Bond Fund	68,220	957	90	622	69,709	6,207	—	—
Equity Growth Fund	12,134	17	215	427	12,363	317	76	17
Focused Large Cap Value Fund	38,089	857	3,766	(181)	34,999	2,789	530	150
Growth Fund	4,202	4,078	39	435	8,676	149	87	—
Heritage Fund	6,908	—	69	200	7,039	235	12	—
Mid Cap Value Fund	22,274	399	—	431	23,104	1,150	—	83
NT Disciplined Growth Fund	8,209	—	227	381	8,363	469	43	—
Real Estate Fund	8,090	33	70	163	8,216	239	26	33
Small Cap Growth Fund	5,116	—	—	268	5,384	197	—	—
Small Cap Value Fund	5,081	166	—	115	5,362	471	—	5
Sustainable Equity Fund	22,570	—	276	1,257	23,551	490	127	—
Emerging Markets Debt Fund	7,711	159	—	(89)	7,781	743	—	70
Global Bond Fund	41,821	855	—	(605)	42,071	4,034	—	—
International Bond Fund	36,599	1,184	—	(1,359)	36,424	2,743	—	—
	$526,531	$13,841	$5,432	$517	$535,457	41,814	$891	$1,086
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.